                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

                           Van Kampen High Yield Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/07

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/07

                            A SHARES              B SHARES              C SHARES           I SHARES
                          since 10/2/78         since 7/2/92          since 7/6/93       since 3/23/05
------------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
AVERAGE                             4.75%                 4.00%                 1.00%
ANNUAL                 W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES      CHARGES

Since Inception          7.41%      7.23%      5.47%      5.47%      4.52%      4.52%        6.76%

10-year                  3.56       3.06       2.94       2.94       2.78       2.78           --

5-year                   7.86       6.83       7.07       6.85       7.08       7.08           --

1-year                   8.64       3.38       7.78       3.78       7.72       6.72         8.90

6-month                  6.34       1.40       5.92       1.92       6.11       5.11         6.47
------------------------------------------------------------------------------------------------------

30-Day SEC Yield              6.30%                 5.81%                 5.92%              6.88%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. As a result of recent market activity, current performance may vary from the figures shown. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in years one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

J.P. Morgan Global High Yield Index is a broad-based index that reflects the general performance of the global high-yield corporate debt market including domestic and international issues. Based on the fund's asset composition, the fund's investment adviser believes the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is a more appropriate broad-based benchmark for the fund than the J.P. Morgan Global High Yield Index. Accordingly, the J.P. Morgan Global High Yield Index will not be shown in future reports. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is a broad-based index that reflects the general performance of the U.S. dollar denominated, fixed-rate, non-investment grade, taxable corporate bond market. Issuers are capped at 2% of the index. Lipper High Yield Bond Fund Index is an index of funds with similar investment objectives as this fund. Indexes do not include any expenses, fees or sales charges, which would lower performance. Indexes are unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

MARKET CONDITIONS

The economic environment continued to be quite favorable for the high-yield asset class throughout the six-month reporting period. Inflation remained moderate and the economy expanded, but at a slower pace than earlier in the year, prompting the Federal Open Market Committee (the "Fed") to leave its target federal funds rate unchanged. These factors, coupled with generally loose credit conditions and rising equity prices, helped to boost investor confidence in the high-yield market. As a result, demand for high-yield bonds continued to be strong, pushing prices steadily higher. In fact, the high-yield market realized returns in excess of 1 percent in every month of the reporting period, outperforming 10-year Treasuries until the last days in February when the a sell-off in the Chinese equity market and comments by ex-Fed Chairman Greenspan caused a sudden and significant decline in the S&P 500 Index and a flight to quality.

The constructive market conditions and low level of prevailing interest rates led many investors to assume more risk in exchange for potentially higher returns. This quest for yield caused lower-rated securities to turn in the best performance, with CCC rated bonds outperforming higher-rated high-yield issues for most of the period. The ongoing appetite for lower-quality credits, as well as low market volatility and default rates, caused high-yield credit spreads to tighten throughout much of the period. Although spreads widened slightly at the end of February, they still remained much tighter than historical averages, ending the period at 288 basis points over Treasuries. The supply of high-yield bonds remained robust, reaching a monthly record high in November, when more than $32 billion in new issues came to market.

Although the performance of individual sectors varied, all industries exhibited positive returns throughout the entire period. Overall, insurance, cable, wireless communications and building materials were among the best performing sectors. Conversely, lodging, the food and beverage sector, and energy were some of the worst performers. However, the returns of each of these sectors still remained in positive territory for all of the reporting period.

PERFORMANCE ANALYSIS

The fund returned 6.34 percent for the six months ended February 28, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index, the J.P. Morgan Global High Yield Index and the Lipper High Yield Bond Fund Index, returned 8.31 percent, 8.34 percent and 7.90 percent for the period, respectively.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

---------------------------------------------------------------------------------------------
                                                  LEHMAN
                                                 BROTHERS
                                              U.S. CORPORATE                   LIPPER
                                              HIGH YIELD 2%    J.P. MORGAN   HIGH YIELD
                                                ISSUER CAP     GLOBAL HIGH   BOND FUND
      CLASS A   CLASS B   CLASS C   CLASS I       INDEX        YIELD INDEX     INDEX

       6.34%     5.92%     6.11%     6.47%        8.31%           8.34%        7.90%
---------------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The fact that spreads in the high-yield market continued to be tight versus historical averages and that inflation, while contained, remained above the Fed's target range led us to maintain the portfolio's defensive positioning in terms of both its duration (or interest-rate sensitivity) and its credit quality. The fund's lower duration relative to the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index did not have much of a material effect on performance as interest rates were only slightly lower during the period. Our strategy of keeping the fund's overall credit quality higher than that of the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index, however, did detract from returns and was the primary contributor to the fund's relative underperformance. Security selection within the cable and telecom sectors also tempered returns at various times during the period.

On a more positive note, security selection within the automotive/vehicle parts, media, retail, and metals/mining sectors helped performance. The fund also benefited from a reduction in automotive/vehicle parts holdings as the performance of this sector waned at the end of the period. As of the end of the period, the fund's major overweights relative to the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index were in the energy, banking, diversified manufacturing, and food and tobacco sectors while the major sector underweights included technology, cable, telecom, auto/vehicle parts, and utilities.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

RATINGS ALLOCATION AS OF 2/28/07
BBB/Baa                                                           4.3%
BB/Ba                                                            29.8
B/B                                                              59.8
CCC/Caa                                                           4.0
Non Rated                                                         2.1

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/07
Energy                                                            9.9%
Transportation                                                    9.5
Health Care                                                       7.9
Chemicals                                                         7.5
Utility                                                           6.7
Gaming & Leisure                                                  6.3
Forest Products                                                   5.4
Cable                                                             4.9
Diversified Media                                                 4.4
Food & Tobacco                                                    4.0
Information Technology                                            3.7
Manufacturing                                                     3.3
Telecommunications                                                2.9
Consumer Products                                                 2.3
Housing                                                           2.0
Metals                                                            2.0
Services                                                          1.9
Aerospace                                                         1.8
Wireless Communications                                           1.7
Financial                                                         1.7
Retail                                                            1.5
Food & Drug                                                       1.1
Broadcasting                                                      0.6
Sovereigns                                                        0.4
Apparel, Accessories & Luxury Goods                               0.2
Integrated Telecommunication Services                             0.0*
Alternative Carriers                                              0.0*
                                                                -----
Total Long Term Investments                                      93.6
Total Repurchase Agreements                                       6.1
                                                                -----
Total Investments                                                99.7
Foreign Currency                                                  0.0*
Other Assets in Excess of Liabilities                             0.3
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of debt obligations. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/06 - 2/28/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/06           2/28/07       9/1/06-2/28/07
Class A
  Actual......................................    $1,000.00        $1,063.42          $4.86
  Hypothetical................................     1,000.00         1,020.09           4.76
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,059.17           8.68
  Hypothetical................................     1,000.00         1,016.39           8.50
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,061.06           8.69
  Hypothetical................................     1,000.00         1,016.39           8.50
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,064.67           3.58
  Hypothetical................................     1,000.00         1,021.29           3.51
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, 1.70%, 1.70% and 0.70% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY     VALUE
----------------------------------------------------------------------------------------------
           CORPORATE BONDS  92.4%
           AEROSPACE  1.8%
$  4,645   Hexcel Corp. ................................        6.750%  02/01/15  $  4,633,388
   6,440   K & F Acquisition, Inc. .....................        7.750   11/15/14     6,681,500
                                                                                  ------------
                                                                                    11,314,888
                                                                                  ------------
           BROADCASTING  0.6%
   3,740   Lin Television Corp. ........................        6.500   05/15/13     3,665,200
                                                                                  ------------

           CABLE  4.9%
   4,815   Cablecom Luxembourg SCA, (EUR) (Luxembourg)
           (a)..........................................        9.375   04/15/14     7,017,088
   6,005   Cablevision Systems Corp. (b)................        9.870   04/01/09     6,425,350
   1,839   CCH I, LLC...................................       11.000   10/01/15     1,921,755
   5,320   Echostar DBS Corp. ..........................        6.375   10/01/11     5,359,900
   1,290   Echostar DBS Corp. ..........................        6.625   10/01/14     1,306,125
   1,505   Intelsat Bermuda Ltd. (Bermuda) (a) (b)......        8.872   01/15/15     1,548,269
     460   Intelsat Subsidiary Holding Co., Ltd.
           (Bermuda)....................................        8.250   01/15/13       481,850
   4,315   Intelsat Subsidiary Holding Co., Ltd.
           (Bermuda)....................................        8.625   01/15/15     4,660,200
     655   NTL Cable, PLC (United Kingdom)..............        8.750   04/15/14       686,112
     360   NTL Cable, PLC (United Kingdom)..............        9.125   08/15/16       384,300
     898   PanAmSat Corp. ..............................        9.000   08/15/14       974,330
                                                                                  ------------
                                                                                    30,765,279
                                                                                  ------------
           CHEMICALS  7.5%
   6,115   Berry Plastics Holding Corp. ................        8.875   09/15/14     6,359,600
   2,855   Cognis Deutschland GmbH & Co. (EUR) (Germany)
           (a) (b)......................................        8.477   11/15/13     3,844,282
   4,950   Equistar Chemicals, LP.......................       10.125   09/01/08     5,259,375
     620   Equistar Chemicals, LP.......................       10.625   05/01/11       658,750
   1,824   Huntsman International, LLC (EUR) (a)........       10.125   07/01/09     2,462,066
   2,700   Innophos, Inc. ..............................        8.875   08/15/14     2,814,750
   1,412   Innophos Investments Holdings, Inc. (b)
           (c)..........................................       13.374   02/15/15     1,483,864
   2,585   Koppers Holdings, Inc. (d)...................      0/9.875   11/15/14     2,184,325
   1,730   Koppers, Inc. ...............................        9.875   10/15/13     1,894,350
   1,930   Millennium America, Inc. ....................        9.250   06/15/08     2,016,850
   2,775   Nalco Co. ...................................        7.750   11/15/11     2,879,062
   3,960   Nalco Co. ...................................        8.875   11/15/13     4,237,200
   2,268   Rockwood Specialties Group, Inc. ............       10.625   05/15/11     2,404,080
   1,390   Rockwood Specialties Group, Inc. (EUR).......        7.625   11/15/14     1,940,627
   3,185   Terra Capital, Inc. (a)......................        7.000   02/01/17     3,185,000
   2,940   Westlake Chemical Corp. .....................        6.625   01/15/16     2,895,900
                                                                                  ------------
                                                                                    46,520,081
                                                                                  ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY     VALUE
----------------------------------------------------------------------------------------------
           CONSUMER PRODUCTS  2.3%
$  3,565   Jarden Corp. ................................        7.500%  05/01/17  $  3,631,844
   8,210   Levi Strauss & Co. (b).......................       10.110   04/01/12     8,425,512
   2,460   Oxford Industrials, Inc. ....................        8.875   06/01/11     2,570,700
                                                                                  ------------
                                                                                    14,628,056
                                                                                  ------------
           DIVERSIFIED MEDIA  4.4%
   1,155   Advanstar Communications, Inc. ..............       10.750   08/15/10     1,244,512
   2,840   AMC Entertainment, Inc. (b)..................        9.610   08/15/10     2,942,950
   6,187   CanWest Media, Inc. (Canada).................        8.000   09/15/12     6,403,388
   2,282   Dex Media East/Finance Corp., LLC............       12.125   11/15/12     2,507,347
   3,587   Dex Media West/Finance Corp., LLC Ser B......        9.875   08/15/13     3,923,281
   4,700   Idearc, Inc. (a).............................        8.000   11/15/16     4,852,750
   2,250   Interpublic Group of Cos., Inc. .............        6.250   11/15/14     2,126,250
   3,765   Valassis Communications, Inc. (a)............        8.250   03/01/15     3,761,863
                                                                                  ------------
                                                                                    27,762,341
                                                                                  ------------
           ENERGY  9.9%
   4,700   Chaparral Energy, Inc. ......................        8.500   12/01/15     4,711,750
     705   Chaparral Energy, Inc. (a)...................        8.875   02/01/17       722,625
   6,870   CHC Helicopter Corp. (Canada)................        7.375   05/01/14     6,784,125
   2,325   Chesapeake Energy Corp. .....................        6.375   06/15/15     2,319,187
   4,360   Chesapeake Energy Corp. .....................        7.500   09/15/13     4,567,100
   2,220   Compagnie Generale de Geophysique SA
           (France).....................................        7.500   05/15/15     2,275,500
   5,120   El Paso Production Holding Co. ..............        7.750   06/01/13     5,376,000
   1,800   Hanover Compressor Co. ......................        8.625   12/15/10     1,899,000
     890   Hanover Compressor Co. ......................        9.000   06/01/14       970,100
     109   Hanover Equipment Trust Ser A................        8.500   09/01/08       109,818
   3,042   Hanover Equipment Trust Ser B................        8.750   09/01/11     3,178,890
   6,685   Hilcorp Energy/Finance Corp. (a).............        7.750   11/01/15     6,718,425
   3,460   Husky Oil Ltd. (Canada)......................        8.900   08/15/28     3,627,232
   1,863   Magnum Hunter Resources, Inc. ...............        9.600   03/15/12     1,958,479
   6,170   Massey Energy Co. ...........................        6.875   12/15/13     5,954,050
   2,635   OPTI Canada, Inc. (Canada) (a)...............        8.250   12/15/14     2,740,400
   3,450   Pacific Energy Partners......................        7.125   06/15/14     3,621,541
   4,020   Pogo Producing Co. ..........................        6.875   10/01/17     3,939,600
                                                                                  ------------
                                                                                    61,473,822
                                                                                  ------------
           FINANCIAL  1.7%
   3,395   Residential Capital Corp. ...................        6.375   06/30/10     3,427,212
   2,825   Residential Capital LLC......................        6.500   04/17/13     2,855,866
   4,130   UCAR Finance, Inc. ..........................       10.250   02/15/12     4,367,475
                                                                                  ------------
                                                                                    10,650,553
                                                                                  ------------
           FOOD & DRUG  1.1%
   2,625   Delhaize America, Inc. ......................        8.125   04/15/11     2,881,806
   3,480   Kroger Co. (a)...............................        8.500   07/15/17     3,771,650
                                                                                  ------------
                                                                                     6,653,456
                                                                                  ------------

See Notes to Financial Statements                                              9

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY     VALUE
----------------------------------------------------------------------------------------------
           FOOD & TOBACCO  4.0%
$  3,000   Michael Foods, Inc. .........................        8.000%  11/15/13  $  3,082,500
   4,720   Pilgrim's Pride Corp. .......................        7.625   05/01/15     4,684,600
   7,600   Pilgrim's Pride Corp. .......................        9.625   09/15/11     7,999,000
   3,055   Reynolds American, Inc. .....................        6.500   07/15/10     3,137,781
   4,565   Smithfield Foods, Inc. ......................        7.000   08/01/11     4,667,713
     450   Smithfield Foods, Inc. Ser B.................        7.750   05/15/13       468,562
   1,080   Smithfield Foods, Inc. Ser B.................        8.000   10/15/09     1,135,350
                                                                                  ------------
                                                                                    25,175,506
                                                                                  ------------
           FOREST PRODUCTS  5.4%
   3,815   Covalence Specialty Materials Corp. (a)......       10.250   03/01/16     3,652,862
   1,490   Crown Americas...............................        7.625   11/15/13     1,545,875
   1,975   Crown European Holdings SA (EUR) (France)....        6.250   09/01/11     2,718,161
   3,610   Georgia-Pacific Corp. (a)....................        7.125   01/15/17     3,628,050
   1,345   Graham Packaging Co., Inc. ..................        8.500   10/15/12     1,371,900
   3,965   Graham Packaging Co., Inc. ..................        9.875   10/15/14     4,103,775
   4,870   Graphic Packaging International, Inc. .......        9.500   08/15/13     5,216,988
   1,535   JSG Funding PLC (EUR) (Ireland)..............       10.125   10/01/12     2,204,006
     114   Owens-Brockway Glass Containers, Inc. .......        8.875   02/15/09       117,135
   2,100   Owens-Illinois, Inc. ........................        7.350   05/15/08     2,131,500
   5,540   Owens-Illinois, Inc. ........................        7.500   05/15/10     5,706,200
   1,085   P.H. Glatfelter..............................        7.125   05/01/16     1,106,700
                                                                                  ------------
                                                                                    33,503,152
                                                                                  ------------
           GAMING & LEISURE  6.3%
     993   Caesars Entertainment........................        8.875   09/15/08     1,041,409
   5,000   Host Marriott LP.............................        6.375   03/15/15     4,962,500
   4,000   Host Marriott LP Ser J.......................        7.125   11/01/13     4,100,000
   6,935   Isle of Capri Casinos, Inc. .................        7.000   03/01/14     6,813,637
   5,440   Las Vegas Sands Corp. .......................        6.375   02/15/15     5,276,800
   9,470   MGM Mirage, Inc. ............................        6.000   10/01/09     9,505,513
   3,005   Station Casinos, Inc. .......................        6.000   04/01/12     2,929,875
   3,795   Station Casinos, Inc. .......................        6.875   03/01/16     3,543,581
   1,085   Station Casinos, Inc. .......................        7.750   08/15/16     1,120,263
                                                                                  ------------
                                                                                    39,293,578
                                                                                  ------------
           HEALTH CARE  7.9%
   5,310   Community Health Systems, Inc. ..............        6.500   12/15/12     5,363,100
   3,275   DaVita, Inc. ................................        6.625   03/15/13     3,283,187
   4,895   Fisher Scientific International, Inc. .......        6.125   07/01/15     4,905,421
   7,480   Fresenius Medical Care Capital Trust IV......        7.875   06/15/11     7,910,100
   2,545   HCA, Inc. ...................................        5.750   03/15/14     2,179,156
   1,845   HCA, Inc. ...................................        6.250   02/15/13     1,676,644
     940   HCA, Inc. ...................................        6.300   10/01/12       877,725
   4,795   HCA, Inc. ...................................        6.500   02/15/16     4,135,688
     940   HCA, Inc. ...................................        8.750   09/01/10       984,650
     680   Invacare Corp. (a)...........................        9.750   02/15/15       695,300
   2,655   National Mentor Holdings, Inc. (a)...........       11.250   07/01/14     2,953,688

 10                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY     VALUE
----------------------------------------------------------------------------------------------
           HEALTH CARE (CONTINUED)
$  3,680   Omnicare, Inc. ..............................        6.750%  12/15/13  $  3,661,600
   1,480   Tenet Healthcare Corp. ......................        7.375   02/01/13     1,391,200
   1,710   Tenet Healthcare Corp. ......................        9.875   07/01/14     1,748,475
   4,900   VWR International, Inc. .....................        6.875   04/15/12     4,875,500
   2,584   Warner Chilcott Corp. .......................        8.750   02/01/15     2,706,740
                                                                                  ------------
                                                                                    49,348,174
                                                                                  ------------
           HOUSING  2.0%
     968   Goodman Global Holdings, Inc. Ser B (b)......        8.360   06/15/12       982,520
   1,180   Interface, Inc. .............................        7.300   04/01/08     1,206,550
   3,365   Interface, Inc. .............................        9.500   02/01/14     3,625,788
   1,435   Interface, Inc. .............................       10.375   02/01/10     1,596,437
   5,130   Nortek, Inc. ................................        8.500   09/01/14     5,245,425
                                                                                  ------------
                                                                                    12,656,720
                                                                                  ------------
           INFORMATION TECHNOLOGY  3.1%
   4,700   Freescale Semiconductor, Inc. (a)............        8.875   12/15/14     4,788,125
     525   Iron Mountain, Inc. .........................        6.625   01/01/16       506,625
   2,050   Iron Mountain, Inc. .........................        7.750   01/15/15     2,106,375
   5,045   Iron Mountain, Inc. .........................        8.625   04/01/13     5,196,350
   2,275   PGS Solutions, Inc. (a)......................        9.625   02/15/15     2,355,246
   3,540   Sungard Data Systems, Inc. ..................        9.125   08/15/13     3,796,650
     320   Sungard Data Systems, Inc. (b)...............        9.900   08/15/13       336,000
                                                                                  ------------
                                                                                    19,085,371
                                                                                  ------------
           MANUFACTURING  3.3%
   1,645   Baldor Electric Co. .........................        8.625   02/15/17     1,737,532
   2,185   General Cable Corp. .........................        9.500   11/15/10     2,327,025
   1,959   JohnsonDiversey, Inc. (EUR)..................        9.625   05/15/12     2,747,989
   3,463   JohnsonDiversey, Inc. Ser B..................        9.625   05/15/12     3,649,136
   2,574   Manitowoc Co., Inc. .........................       10.500   08/01/12     2,754,180
   3,235   Propex Fabrics, Inc. ........................       10.000   12/01/12     2,814,450
   4,250   RBS Global & Rexnord Corp. (a)...............        9.500   08/01/14     4,505,000
                                                                                  ------------
                                                                                    20,535,312
                                                                                  ------------
           METALS  2.0%
   1,340   Foundation PA Coal Co. ......................        7.250   08/01/14     1,363,450
   7,050   Novelis, Inc. (Canada) (a)...................        7.250   02/15/15     7,367,250
   2,445   SGL Carbon Luxembourg SA (EUR) (Luxembourg)
           (a)..........................................        8.500   02/01/12     3,482,305
                                                                                  ------------
                                                                                    12,213,005
                                                                                  ------------
           RETAIL  1.5%
   3,110   Brown Shoe Co., Inc. ........................        8.750   05/01/12     3,312,150
   4,015   Linens 'n Things, Inc. (b)...................       10.985   01/15/14     3,954,775
   2,020   Phillips Van-Heusen Corp. ...................        7.250   02/15/11     2,065,450
                                                                                  ------------
                                                                                     9,332,375
                                                                                  ------------
           SERVICES  1.9%
   5,715   Allied Waste North America, Inc. ............        6.375   04/15/11     5,757,863
   1,850   Allied Waste North America, Inc. ............        7.875   04/15/13     1,937,875

See Notes to Financial Statements                                             11

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY     VALUE
----------------------------------------------------------------------------------------------
           SERVICES (CONTINUED)
$  1,437   Allied Waste North America, Inc. Ser B.......        9.250%  09/01/12  $  1,526,812
     505   Aramark Corp. (a)............................        8.500   02/01/15       527,094
     250   Aramark Corp. (a)............................        8.860   02/01/15       259,375
   1,750   Aramark Services Inc. .......................        5.000   06/01/12     1,598,308
                                                                                  ------------
                                                                                    11,607,327
                                                                                  ------------
           TELECOMMUNICATIONS  2.9%
   3,986   Axtel SA (Mexico)............................       11.000   12/15/13     4,464,320
   6,030   Exodus Communications, Inc. (e) (f) (g)......       11.250   07/01/08             0
     770   Exodus Communications, Inc. (e) (f) (g)......       11.625   07/15/10             0
   4,000   Exodus Communications, Inc. (EUR) (e) (f)
           (g)..........................................       11.375   07/15/08             0
   8,250   GST Network Funding, Inc. (e) (f) (g)........       10.500   05/01/08           825
   1,320   Nordic Telephone Co. Holdings (Denmark)
           (a)..........................................        8.875   05/01/16     1,428,900
   4,000   Park N View, Inc. Ser B (e) (f) (g)..........       13.000   05/15/08             0
   4,405   Qwest Communications International, Inc.
           (b)..........................................        8.860   02/15/09     4,471,075
     990   Qwest Corp. .................................        5.625   11/15/08       993,712
   1,100   TDC A S (EUR) (Denmark)......................        6.500   04/19/12     1,520,463
   4,480   Wind Acquisition Finance SA (Luxembourg)
           (a)..........................................       10.750   12/01/15     5,185,600
                                                                                  ------------
                                                                                    18,064,895
                                                                                  ------------
           TRANSPORTATION  9.5%
   6,725   Amsted Industries, Inc. (a)..................       10.250   10/15/11     7,237,781
   5,705   Arvinmeritor, Inc. ..........................        8.750   03/01/12     6,018,775
   3,675   Ford Motor Credit Co. .......................        5.800   01/12/09     3,611,298
   4,195   Ford Motor Credit Co. .......................        7.250   10/25/11     4,130,603
   4,450   General Motors Acceptance Corp. .............        4.375   12/10/07     4,388,448
   6,220   General Motors Acceptance Corp. .............        6.875   09/15/11     6,300,711
   1,690   General Motors Corp. ........................        7.125   07/15/13     1,613,950
   2,195   General Motors Corp. ........................        8.375   07/15/33     2,046,837
   5,720   Petro Stopping Center, LP....................        9.000   02/15/12     5,977,400
   8,425   Sonic Automotive, Inc. Ser B.................        8.625   08/15/13     8,804,125
   5,471   TRW Automotive, Inc. ........................        9.375   02/15/13     5,901,841
   2,955   United Auto Group, Inc. (a)..................        7.750   12/15/16     3,021,487
                                                                                  ------------
                                                                                    59,053,256
                                                                                  ------------
           UTILITY  6.7%
     925   AES Corp. ...................................        7.750   03/01/14       973,562
     528   AES Corp. ...................................        8.875   02/15/11       570,240
   3,035   AES Corp. (a)................................        9.000   05/15/15     3,266,419
     740   AES Corp. ...................................        9.375   09/15/10       806,600
   5,930   CMS Energy Corp. ............................        7.500   01/15/09     6,093,075
   2,825   Colorado Interstate Gas Co. .................        6.800   11/15/15     3,035,157
   2,585   IPALCO Enterprises, Inc. ....................        8.375   11/14/08     2,681,937
   1,355   IPALCO Enterprises, Inc. ....................        8.625   11/14/11     1,475,256
   2,945   Nevada Power Co. Ser A.......................        8.250   06/01/11     3,273,091
   2,515   Nevada Power Co. Ser G.......................        9.000   08/15/13     2,732,520
     995   Northwest Pipeline Corp. ....................        8.125   03/01/10     1,037,288
   5,397   Ormat Funding Corp. .........................        8.250   12/30/20     5,491,005

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON      MATURITY     VALUE
----------------------------------------------------------------------------------------------
           UTILITY (CONTINUED)
$  1,646   PSEG Energy Holdings.........................        8.625%  02/15/08  $  1,687,150
   1,955   Southern Natural Gas Co. ....................        8.875   03/15/10     2,051,538
   6,210   Williams Cos., Inc. .........................        7.875   09/01/21     6,831,000
                                                                                  ------------
                                                                                    42,005,838
                                                                                  ------------
           WIRELESS COMMUNICATIONS  1.7%
   3,090   American Tower Corp. ........................        7.125   10/15/12     3,209,737
   3,085   American Tower Corp. ........................        7.500   05/01/12     3,219,969
   4,040   UbiquiTel Operating Co. .....................        9.875   03/01/11     4,347,638
                                                                                  ------------
                                                                                    10,777,344
                                                                                  ------------
TOTAL CORPORATE BONDS  92.4%....................................................   576,085,529
                                                                                  ------------

           FOREIGN CONVERTIBLE CORPORATE OBLIGATION  0.6%
   3,980   Nortel Networks Corp. (Canada)...............        4.250   09/01/08     3,905,375
                                                                                  ------------

           FOREIGN GOVERNMENT OBLIGATION  0.4%
  24,425   Mexico (United Mexican States) (MXN)
           (Mexico).....................................        9.500   12/18/14     2,380,760
                                                                                  ------------


EQUITIES  0.2%
DecisionOne Corp. (19,895 Common Shares) (g) (h).............................              0
HCI Direct, Inc. (106,250 Common Shares Class A) (g) (h).....................      1,275,000
HF Holdings, Inc. (36,820 Common Stock Warrants, expiring 09/27/09) (g)
  (h)........................................................................              0
Hosiery Corp. of America, Inc. (1,000 Common Shares) (a) (g) (h).............              0
Jazztel, PLC (5,000 Common Stock Warrants, expiring 07/15/10) (a) (g) (h)....              0
OpTel, Inc. (3,275 Common Shares) (a) (g) (h)................................              0
Park N View, Inc. (4,000 Common Stock Warrants, expiring 05/15/08) (a) (f)
  (g) (h)....................................................................              0
Reunion Industries, Inc. (107,947 Common Stock Warrants, expiring 12/02/08)
  (g) (h)....................................................................              0
Ventelo, Inc. (73,021 Common Shares) (EUR) (United Kingdom) (a) (g) (h)......              0
Viatel Holding Bermuda Ltd. (7,852 Common Shares) (Bermuda) (h)..............            255
VS Holdings, Inc. (946,962 Common Shares) (g) (h)............................              0
XO Holdings, Inc. (3,469 Common Shares) (h)..................................         15,784
XO Holdings, Inc., Ser A (6,941 Common Stock Warrants, expiring 01/16/10)
  (h)........................................................................          4,998
XO Holdings, Inc., Ser B (5,205 Common Stock Warrants, expiring 01/16/10)
  (h)........................................................................          2,186
XO Holdings, Inc., Ser C (5,205 Common Stock Warrants, expiring 01/16/10)
  (h)........................................................................          1,301
                                                                                ------------

TOTAL EQUITIES...............................................................      1,299,524
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  93.6%
  (Cost $607,466,026)........................................................    583,671,188
                                                                                ------------

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

DESCRIPTION                                                                        VALUE
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  6.1%
Citigroup Global Markets, Inc. ($8,335,884 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.27%,
  dated 02/28/07, to be sold on 03/01/07 at $8,337,104)......................   $  8,335,884
State Street Bank & Trust Co. ($29,601,116 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.12%,
  dated 02/28/07, to be sold on 03/01/07 at $29,605,326).....................     29,601,116
                                                                                ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $37,937,000).........................................................     37,937,000
                                                                                ------------

TOTAL INVESTMENTS  99.7%
  (Cost $645,403,026)........................................................    621,608,188
FOREIGN CURRENCY  0.0%
  (Cost $237,615)............................................................        242,054
OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%..................................      1,816,379
                                                                                ------------

NET ASSETS  100.0%...........................................................   $623,666,621
                                                                                ============

Percentages are calculated as a percentage of net assets.

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Floating Rate Coupon

(c) Payment-in-kind security.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e) Non-income producing as security is in default.

(f) This borrower has filed for protection in federal bankruptcy court.

(g) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(h) Non-income producing security as this stock currently does not declare dividends.

Currency Abbreviations:

EUR--Euro

MXN--Mexican peso

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF FEBRUARY 28, 2007:

                                                                                     UNREALIZED
                                                                                    APPRECIATION/
                                                IN EXCHANGE FOR    CURRENT VALUE    DEPRECIATION
SHORT CONTRACTS:
Euro Currency
  10,369,000 expiring 04/30/07................        US$           $13,753,333       $(242,008)
  11,073,000 expiring 04/30/07................        US$            14,687,112        (257,221)
                                                                                      ---------
                                                                                      $(499,229)
                                                                                      ---------

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $645,403,026).......................  $  621,608,188
Foreign Currency (Cost $237,615)............................         242,054
Cash........................................................             581
Receivables:
  Interest..................................................      12,183,214
  Fund Shares Sold..........................................         242,542
  Investments Sold..........................................         216,662
Other.......................................................         291,154
                                                              --------------
    Total Assets............................................     634,784,395
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       6,682,977
  Fund Shares Repurchased...................................       1,718,641
  Income Distributions......................................         861,519
  Distributor and Affiliates................................         421,029
  Investment Advisory Fee...................................         194,329
Forward Foreign Currency Contracts..........................         499,229
Trustees' Deferred Compensation and Retirement Plans........         403,865
Accrued Expenses............................................         336,185
                                                              --------------
    Total Liabilities.......................................      11,117,774
                                                              --------------
NET ASSETS..................................................  $  623,666,621
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $1,212,643,336
Accumulated Undistributed Net Investment Income.............      (3,780,926)
Net Unrealized Depreciation.................................     (24,276,595)
Accumulated Net Realized Loss...............................    (560,919,194)
                                                              --------------
NET ASSETS..................................................  $  623,666,621
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $472,210,057 and 43,857,402 shares of
    beneficial interest issued and outstanding).............  $        10.77
    Maximum sales charge (4.75%* of offering price).........            0.54
                                                              --------------
    Maximum offering price to public........................  $        11.31
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $101,743,577 and 9,396,694 shares of
    beneficial interest issued and outstanding).............  $        10.83
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $45,754,233 and 4,280,846 shares of
    beneficial interest issued and outstanding).............  $        10.69
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $3,958,754 and 367,590 shares of
    beneficial interest issued and outstanding).............  $        10.77
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 24,181,843
Other.......................................................       432,621
                                                              ------------
    Total Income............................................    24,614,464
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................       573,487
  Class B...................................................       539,826
  Class C...................................................       223,628
Investment Advisory Fee.....................................     1,250,916
Transfer Agent Fees.........................................       616,614
Reports to Shareholders.....................................        81,727
Accounting and Administrative Expenses......................        63,133
Registration Fees...........................................        40,435
Custody.....................................................        31,201
Trustees' Fees and Related Expenses.........................        30,859
Professional Fees...........................................        23,604
Other.......................................................        18,686
                                                              ------------
    Total Expenses..........................................     3,494,116
    Less Credits Earned on Cash Balances....................        26,877
                                                              ------------
    Net Expenses............................................     3,467,239
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 21,147,225
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  5,132,988
  Foreign Currency Transactions.............................       139,795
                                                              ------------
Net Realized Gain...........................................     5,272,783
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (37,098,761)
                                                              ------------
  End of the Period:
    Investments.............................................   (23,794,838)
    Forward Foreign Currency Contracts......................      (499,229)
    Foreign Currency Translation............................        17,472
                                                              ------------
                                                               (24,276,595)
                                                              ------------
Net Unrealized Appreciation During the Period...............    12,822,166
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 18,094,949
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 39,242,174
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                           FEBRUARY 28, 2007   AUGUST 31, 2006
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $ 21,147,225       $  46,409,194
Net Realized Gain/Loss...................................       5,272,783         (10,496,939)
Net Unrealized Appreciation/Depreciation During the
  Period.................................................      12,822,166         (16,043,354)
                                                             ------------       -------------
Change in Net Assets from Operations.....................      39,242,174          19,868,901
                                                             ------------       -------------

Distributions from Net Investment Income:
  Class A Shares.........................................     (16,260,324)        (35,559,226)
  Class B Shares.........................................      (3,373,342)        (10,076,519)
  Class C Shares.........................................      (1,429,414)         (3,035,788)
  Class I Shares.........................................         (84,923)           (481,065)
                                                             ------------       -------------
Total Distributions......................................     (21,148,003)        (49,152,598)
                                                             ------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......      18,094,171         (29,283,697)
                                                             ------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................      65,717,575         137,558,848
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................      15,516,387          35,523,788
Cost of Shares Repurchased...............................     (94,461,342)       (325,876,260)
                                                             ------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......     (13,227,380)       (152,793,624)
                                                             ------------       -------------
TOTAL INCREASE/DECREASE IN NET ASSETS....................       4,866,791        (182,077,321)
NET ASSETS:
Beginning of the Period..................................     618,799,830         800,877,151
                                                             ------------       -------------
End of the Period (Including accumulated undistributed
  net investment income of $(3,780,926) and $(3,780,148),
  respectively)..........................................    $623,666,621       $ 618,799,830
                                                             ============       =============

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

ALL SHARE AMOUNTS AND NET ASSET VALUES HAVE BEEN ADJUSTED AS A RESULT OF THE 1-FOR-3 REVERSE SHARE SPLIT ON SEPTEMBER 5, 2006.

                                  SIX MONTHS
                                    ENDED                    YEAR ENDED AUGUST 31,
CLASS A SHARES                   FEBRUARY 28,   -----------------------------------------------
                                     2007        2006      2005      2004      2003      2002
                                 --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $10.47      $10.89    $10.92    $10.29    $ 9.45    $ 12.69
                                    ------      ------    ------    ------    ------    -------
  Net Investment Income.........      0.37(a)     0.75(a)   0.78      0.78      0.87       1.17
  Net Realized and Unrealized
    Gain/Loss...................      0.30       (0.39)    (0.06)     0.63      0.87      (3.03)
                                    ------      ------    ------    ------    ------    -------
Total from Investment
  Operations....................      0.67        0.36      0.72      1.41      1.74      (1.86)
                                    ------      ------    ------    ------    ------    -------
Less:
  Distributions from Net
    Investment Income...........      0.37        0.78      0.75      0.75      0.72       1.29
  Return of Capital
    Distributions...............       -0-         -0-       -0-      0.03      0.18       0.09
                                    ------      ------    ------    ------    ------    -------
Total Distributions.............      0.37        0.78      0.75      0.78      0.90       1.38
                                    ------      ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE
  PERIOD........................    $10.77      $10.47    $10.89    $10.92    $10.29    $  9.45
                                    ======      ======    ======    ======    ======    =======

Total Return (b)................     6.34%*      3.55%     6.89%    14.02%    19.26%    -15.75%
Net Assets at End of the Period
  (In millions).................    $472.2      $457.7    $532.0    $379.5    $408.7    $ 308.5
Ratio of Expenses to Average Net
  Assets (c)....................     0.95%       0.92%     1.06%     1.06%     1.12%      1.08%
Ratio of Net Investment Income
  to Average Net Assets.........     7.04%       7.04%     7.11%     7.45%     8.36%     10.39%
Portfolio Turnover..............       20%*        44%       84%       88%       95%        83%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charges of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended August 31, 2006.

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

ALL SHARE AMOUNTS AND NET ASSET VALUES HAVE BEEN ADJUSTED AS A RESULT OF THE 1-FOR-3 REVERSE SHARE SPLIT ON SEPTEMBER 5, 2006.

                                   SIX MONTHS
                                     ENDED                    YEAR ENDED AUGUST 31,
CLASS B SHARES                    FEBRUARY 28,   -----------------------------------------------
                                      2007        2006      2005      2004      2003      2002
                                  --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................    $10.53      $10.95    $10.95    $10.32    $ 9.48    $ 12.72
                                     ------      ------    ------    ------    ------    -------
  Net Investment Income..........      0.33(a)     0.66(a)   0.75      0.69      0.75       1.05
  Net Realized and Unrealized
    Gain/Loss....................      0.30       (0.39)    (0.06)     0.63      0.90      (3.03)
                                     ------      ------    ------    ------    ------    -------
Total from Investment
  Operations.....................      0.63        0.27      0.69      1.32      1.65      (1.98)
                                     ------      ------    ------    ------    ------    -------
Less:
  Distributions from Net
    Investment Income............      0.33        0.69      0.69      0.66      0.63       1.17
  Return of Capital
    Distributions................       -0-         -0-       -0-      0.03      0.18       0.09
                                     ------      ------    ------    ------    ------    -------
Total Distributions..............      0.33        0.69      0.69      0.69      0.81       1.26
                                     ------      ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE
  PERIOD.........................    $10.83      $10.53    $10.95    $10.95    $10.32    $  9.48
                                     ======      ======    ======    ======    ======    =======

Total Return (b).................     5.92%*      2.75%     6.36%    12.79%    18.27%    -16.12%
Net Assets at End of the Period
  (In millions)..................    $101.7      $115.8    $191.0    $160.7    $175.6    $ 168.8
Ratio of Expenses to Average Net
  Assets (c).....................     1.70%       1.68%     1.83%     1.82%     1.89%      1.84%
Ratio of Net Investment Income to
  Average Net Assets.............     6.33%       6.28%     6.33%     6.70%     7.68%      9.67%
Portfolio Turnover...............       20%*        44%       84%       88%       95%        83%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended August 31, 2006.

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

ALL SHARE AMOUNTS AND NET ASSET VALUES HAVE BEEN ADJUSTED AS A RESULT OF THE 1-FOR-3 REVERSE SHARE SPLIT ON SEPTEMBER 5, 2006.

                                  SIX MONTHS
                                    ENDED                    YEAR ENDED AUGUST 31,
CLASS C SHARES                   FEBRUARY 28,   -----------------------------------------------
                                     2007        2006      2005      2004      2003      2002
                                 --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................    $10.38      $10.80    $10.83    $10.23    $ 9.39    $ 12.60
                                    ------      ------    ------    ------    ------    -------
  Net Investment Income.........      0.33(a)     0.66(a)   0.75      0.69      0.75       1.05
  Net Realized and Unrealized
    Gain/Loss...................      0.31       (0.36)    (0.09)     0.60      0.90      (3.00)
                                    ------      ------    ------    ------    ------    -------
Total from Investment
  Operations....................      0.64        0.30      0.66      1.29      1.65      (1.95)
                                    ------      ------    ------    ------    ------    -------
Less:
  Distributions from Net
    Investment Income...........      0.33        0.72      0.69      0.66      0.63       1.17
  Return of Capital
    Distributions...............       -0-         -0-       -0-      0.03      0.18       0.09
                                    ------      ------    ------    ------    ------    -------
Total Distributions.............      0.33        0.72      0.69      0.69      0.81       1.26
                                    ------      ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE
  PERIOD........................    $10.69      $10.38    $10.80    $10.83    $10.23    $  9.39
                                    ======      ======    ======    ======    ======    =======

Total Return (b)................     6.11%*(d)   2.83%(d)  6.17%(d) 12.98%(d) 18.14%(e) -16.04%
Net Assets at End of the Period
  (In millions).................    $ 45.8      $ 43.6    $ 54.5    $ 41.4    $ 41.5    $  36.7
Ratio of Expenses to Average Net
  Assets (c)....................     1.70%(d)    1.64%(d)  1.82%(d)  1.81%(d)  1.86%      1.84%
Ratio of Net Investment Income
  to Average Net Assets.........     6.28%(d)    6.32%(d)  6.34%(d)  6.71%(d)  7.68%(e)   9.68%
Portfolio Turnover..............       20%*        44%       84%       88%       95%        83%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended August 31, 2006.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

(e) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .01%.

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

ALL SHARE AMOUNTS AND NET ASSET VALUES HAVE BEEN ADJUSTED AS A RESULT OF THE 1-FOR-3 REVERSE SHARE SPLIT ON SEPTEMBER 5, 2006.

                                                                               MARCH 23, 2005
CLASS I SHARES                                                                (COMMENCEMENT OF
                                              SIX MONTHS        YEAR ENDED     OPERATIONS) TO
                                                 ENDED          AUGUST 31,       AUGUST 31,
                                           FEBRUARY 28, 2007       2006             2005
                                           ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................      $10.47            $10.89           $10.95
                                                ------            ------           ------
  Net Investment Income...................        0.29(a)           0.78(a)          0.36
  Net Realized and Unrealized Gain/Loss...        0.39             (0.39)           (0.06)
                                                ------            ------           ------
Total from Investment Operations..........        0.68              0.39             0.30
Less Distributions from Net Investment
  Income..................................        0.38              0.81             0.36
                                                ------            ------           ------
NET ASSET VALUE, END OF THE PERIOD........      $10.77            $10.47           $10.89
                                                ======            ======           ======

Total Return (b)..........................       6.47%*            3.82%            2.69%*
Net Assets at End of the Period
  (In millions)...........................      $  4.0            $  1.7           $ 23.3
Ratio of Expenses to Average
  Net Assets (c)..........................       0.70%             0.63%            0.85%
Ratio of Net Investment Income to Average
  Net Assets..............................       5.44%             7.37%            6.97%
Portfolio Turnover........................         20%*              44%              84%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended August 31, 2006.

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to maximize current income. Capital appreciation is secondary objective which is sought only when consistent with the Fund's primary investment objective. The fund commenced investment operations on October 2, 1978. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments and preferred stocks are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Forward foreign currency contracts are valued using quoted foreign exchange rates. Credit default swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At February 28, 2007, there were no when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts on debt securities are accreted and premiums are amortized over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in terms of debt instruments. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At August 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $559,992,005 which will expire according to the following schedule:

AMOUNT                                                            EXPIRATION
$ 15,213,979................................................    August 31, 2007
  33,682,013................................................    August 31, 2008
  51,935,293................................................    August 31, 2009
 138,518,165................................................    August 31, 2010
 165,406,856................................................    August 31, 2011
 117,018,188................................................    August 31, 2012
  32,804,299................................................    August 31, 2013
   5,413,212................................................    August 31, 2014

    Part of the capital loss carryforward referred to above was acquired due to a merger with another regulated investment company which occurred during a prior fiscal year.

    At February 28, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $647,768,242
                                                              ============
Gross tax unrealized appreciation...........................  $ 21,437,353
Gross tax unrealized depreciation...........................   (47,597,407)
                                                              ------------
Net tax unrealized depreciation on investments..............  $(26,160,054)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

    The tax character of distributions paid during the year ended August 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $49,344,799
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $49,344,799
                                                              ===========

    As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,345,993

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the six months ended February 28, 2007, the Fund's custody fee was reduced by $26,877 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .420%
Next $250 million...........................................     .345%
Next $250 million...........................................     .295%
Next $1 billion.............................................     .270%
Next $1 billion.............................................     .245%
Over $3 billion.............................................     .220%

    For the six months ended February 28, 2007, the Fund recognized expenses of approximately $4,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $21,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $468,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $263,193 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $50,000 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $101,400. Sales charges do not represent expenses to the Fund.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2007 and the year ended August 31, 2006, transactions were as follows:

                                     FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                        FEBRUARY 28, 2007                AUGUST 31, 2006
                                   ----------------------------    ----------------------------
                                      SHARES          VALUE          SHARES           VALUE
Sales:
  Class A.......................      4,533,885    $ 47,563,501     29,290,990    $ 103,011,978
  Class B.......................        853,946       9,077,296      5,193,622       18,355,586
  Class C.......................        654,841       6,751,074      4,549,191       15,796,883
  Class I.......................        217,596       2,325,704        115,790          394,401
                                   ------------    ------------    -----------    -------------
Total Sales.....................      6,260,268    $ 65,717,575     39,149,593    $ 137,558,848
                                   ============    ============    ===========    =============
Dividend Reinvestment:
  Class A.......................      1,131,146    $ 12,033,678      7,372,644    $  25,916,242
  Class B.......................        222,145       2,375,623      1,998,462        7,065,215
  Class C.......................         98,908       1,046,519        590,646        2,061,273
  Class I.......................          5,691          60,567        136,311          481,058
                                   ------------    ------------    -----------    -------------
Total Dividend Reinvestment.....      1,457,890    $ 15,516,387     10,098,063    $  35,523,788
                                   ============    ============    ===========    =============
Repurchases:
  Class A.......................    (93,115,537)*  $(58,672,255)   (52,016,777)   $(183,438,639)
  Class B.......................    (24,701,018)*   (28,652,300)   (26,554,629)     (93,925,102)
  Class C.......................     (9,074,893)*    (6,969,701)    (7,670,401)     (26,835,230)
  Class I.......................       (335,741)*      (167,086)    (6,186,212)     (21,677,289)
                                   ------------    ------------    -----------    -------------
Total Repurchases...............   (127,227,189)   $(94,461,342)   (92,428,019)   $(325,876,260)
                                   ============    ============    ===========    =============

*   Includes 87,378,893, 21,991,341, 8,405,187, and 319,870 shares redeemed in
    1-for-3 reverse share split for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2007, the Fund received redemption fees of approximately $4,200 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $120,282,396 and $143,911,376, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

    The fund may use derivative instruments, to earn income, to facilitate portfolio management and to mitigate risks. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment basis involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FORWARD FOREIGN CURRENCY CONTRACTS A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

B. CREDIT DEFAULT SWAPS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap, is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on swap contracts on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statements of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swaps is reported as unrealized gains or losses on the Statement of Operations.

    Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,731,700 and $35,500 for Class B and Class C Shares, respectively. These amounts may be recovered for future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN HIGH YIELD FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             28, 128, 228, 628
                                                                   HYISAR 4/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00172P-Y02/07

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Yield Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2007